SEGMENTED INFORMATION (Schedule of Segment Information for Operating Results) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Disclosure of operating segments [line items]
Sales	$ 158,829		$ 170,519
Costs of mine operations	(99,455)		(99,587)
Income from mine operations	59,374		70,932
Operating income (expenses)	(7,212)		(22,302)
Impairment recovery, net			9,178
Finance items, net	1,950		2,845
Income tax expenses	(8,909)		(20,871)
Net income	45,203		52,047
Attributable to:
Equity holders of the Company	34,274		39,724
Non-controlling interests	10,929		12,323
Net income	45,203		52,047
Mining Henan Luoning [Member]
Disclosure of operating segments [line items]
Sales	131,434		141,483
Costs of mine operations	(77,337)		(76,276)
Income from mine operations	54,097		65,207
Operating income (expenses)	333		(858)
Impairment recovery, net
Finance items, net	1,366		1,131
Income tax expenses	(5,013)		(15,588)
Net income	50,783		49,892
Attributable to:
Equity holders of the Company	39,679		39,008
Non-controlling interests	11,104		10,884
Net income	50,783		49,892
Mining Hunan [Member]
Disclosure of operating segments [line items]
Sales		[1]
Costs of mine operations	(403)	[1]	(855)
Income from mine operations	(403)	[1]	(855)
Operating income (expenses)	(134)	[1]	(106)
Impairment recovery, net
Finance items, net	(147)	[1]	(127)
Income tax expenses	(53)	[1]	(128)
Net income	(737)	[1]	(1,216)
Attributable to:
Equity holders of the Company	(516)	[1]	(851)
Non-controlling interests	(221)	[1]	(365)
Net income	(737)	[1]	(1,216)
Mining Guangdong [Member]
Disclosure of operating segments [line items]
Sales	27,395		29,036
Costs of mine operations	(21,689)		(21,566)
Income from mine operations	5,706		7,470
Operating income (expenses)	(178)		(344)
Impairment recovery, net
Finance items, net	136		51
Income tax expenses	(1,060)
Net income	4,604		7,177
Attributable to:
Equity holders of the Company	4,558		6,825
Non-controlling interests	46		352
Net income	4,604		7,177
Mining Other [Member]
Disclosure of operating segments [line items]
Sales
Costs of mine operations			(854)
Income from mine operations			(854)
Operating income (expenses)	(60)		44
Impairment recovery, net			7,279
Finance items, net			(11)
Income tax expenses
Net income	(60)		6,458
Attributable to:
Equity holders of the Company	(60)		5,006
Non-controlling interests			1,452
Net income	(60)		6,458
Administrative Beijing [Member]
Disclosure of operating segments [line items]
Sales
Costs of mine operations	(26)		(36)
Income from mine operations	(26)		(36)
Operating income (expenses)	(1,590)		(1,555)
Impairment recovery, net
Finance items, net	133		145
Income tax expenses	(1)		(2)
Net income	(1,484)		(1,448)
Attributable to:
Equity holders of the Company	(1,484)		(1,448)
Non-controlling interests
Net income	(1,484)		(1,448)
Administrative Vancouver [Member]
Disclosure of operating segments [line items]
Sales
Costs of mine operations
Income from mine operations
Operating income (expenses)	(5,583)		(7,218)
Impairment recovery, net			1,899
Finance items, net	462		1,656
Income tax expenses	(2,782)		(5,153)
Net income	(7,903)		(8,816)
Attributable to:
Equity holders of the Company	(7,903)		(8,816)
Non-controlling interests
Net income	$ (7,903)		$ (8,816)

[1]	Hunan&8217;s BYP project was placed on care and maintenance in August 2014